Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,217,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,217,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 444.27
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	10,685,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 10,685,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,475.60
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,009,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,009,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 415.54
Offering Note	.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	535,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 535,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.88
Offering Note	.